Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Components of capital
Shareholders' equity	$ 1,092	$ 1,868	$ 2,166
Long-term debt	$ 461	$ 419
Ratios
Senior debt to Adjusted EBITDA	2.57	3.66
Total debt to Adjusted EBITDA	2.57	3.66
Senior debt to capitalization	30.00%	19.00%
Total debt to capitalization	30.00%	19.00%
Priority debt to consolidated tangible assets	8212.00%	8212.00%
Adjusted EBITDA	$ 181	$ 116
Long-term debt	461	419
Total Shareholders' equity	1,092	1,868	$ 2,166
Total capitalization	1,558	2,293
Bank overdraft [member]
Components of capital
Long-term debt		2
Ratios
Long-term debt		2
Letters of credit [member]
Components of capital
Long-term debt	5	4
Ratios
Long-term debt	5	4
Senior debt and total debt [member]
Components of capital
Long-term debt	466	425
Ratios
Long-term debt	$ 466	$ 425